SHORT-TERM INVESTMENTS (Details) - USD ($)	Feb. 29, 2016	Feb. 28, 2015
Statement [Line Items]	$ 27,470,431	$ 765,611
Held-to-maturity Securities [Member]
Statement [Line Items]	$ 27,470,431	$ 765,611